Cash and cash equivalents	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Cash and cash equivalents	17. Cash and cash equivalents

	2025	2024
	$m	$m
Cash at bank and in hand	180	142
Short-term deposits	515	411
Money market funds	334	415
Repurchase agreements	100	40
Cash and cash equivalents as recorded in the Group statement of financial position	1,129	1,008
Bank overdrafts	(3)	(17)
Cash and cash equivalents as recorded in the Group statement of cash flows	1,126	991
Cash at bank and in hand includes bank balances of $28m (2024: $33m) which are matched by bank overdrafts of $3m
(2024: $17m) under the Group’s cash pooling arrangements. Under these arrangements, each pool contains a number of bank accounts with the same financial institution and interest is paid/received on pooled net balances for each currency. The cash pools are used for day-to-day cash management purposes and are managed as closely as possible to a zero balance on a net basis for each pool. Overseas subsidiaries are typically in a cash-positive position with the matching overdrafts, which are repayable on demand, held by the Group’s central treasury company in the UK. Accordingly, bank overdrafts are included within cash and cash equivalents for the purposes of the cash flow statement.
17. Cash and cash equivalents continued
Cash and cash equivalents with restrictions on use

	2025	2024
	$m	$m
Countries with restrictions on repatriation	4	2
Capital expenditure under lease agreements	17	15
Other restrictions	6	5
	27	22
Details of the credit risk on cash and cash equivalents is included in note 23.